Cover	Feb. 02, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Feb. 02, 2026
Registrant Name	STANDARD MOTOR PRODUCTS, INC.
Entity Incorporation, State or Country Code	NY
Entity File Number	001-04743
Entity Tax Identification Number	11-1362020
Entity Address, Address Line One	37-18 Northern Boulevard
Entity Address, City or Town	Long Island City
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11101
City Area Code	718
Local Phone Number	392-0200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $2.00 per share
Trading Symbol	SMP
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Central Index Key	0000093389